2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098 T: (215) 564-8099 F: (215) 564-8120

December 30, 2020

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk
Re:	Voyageur Tax-Free Funds (the “Trust”) File Nos. 811-03910; 002-87910 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 67 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on December 29, 2020, with an effective date of December 29, 2020.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely, /s/Jonathan M. Kopcsik Jonathan M. Kopcsik

cc:	Earthen Johnson Bruce G. Leto